Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Net income (loss)	€ (7,570)	€ (58,103)	€ (52,809)	[1]
Reconciliation of the net income (loss) and the cash generated from (used for) the operating activities
Depreciation and amortization, net	5,091	45,405	4,596
Employee benefits costs	285	365	437
Provisions for charges	(966)	839	4
Share-based compensation expense	4,256	4,249	2,617
Change in fair value of financial assets	(1,592)	1,372	(987)
Foreign exchange (gains) losses on financial assets	544	(912)	(1,136)
Change in accrued interests on financial assets	0	118	(55)
Gains (losses) on assets and other financial assets	(991)	0	(367)
Interest paid	0	0	312
Disposal of property and equipment (scrapping)	470	0	0
Other profit or loss items with no cash effect	6	15	(1,185)
Operating cash flow before change in working capital	(467)	(6,652)	(48,573)
Change in working capital	(32,091)	(12,503)	(9,885)
Net cash generated from / (used in) operating activities	(32,558)	(19,155)	(58,457)
Cash flows from (used in) investing activities [abstract]
Acquisition of intangible assets	(2,000)	(587)	(401)
Acquisition of property and equipment, net	(351)	(535)	(929)
Purchase of non-current financial instruments	0	0	0
Disposal of property and equipment	150	0	7
Disposal of other assets	66	0	40
Acquisition of other assets	(3)	(1)	(1)
Disposal of current financial instruments	0	3,000	0
Disposal of non-current financial instruments	22,768		0
Interest received on financial assets	0	0	367
Net cash generated from / (used in) investing activities	20,631	1,877	(917)
Cash flows from (used in) financing activities [abstract]
Proceeds from the exercise / subscription of equity instruments	395	198	499
Proceeds from borrowings	0	0	28,700
Repayment of borrowings	(2,361)	(2,026)	(2,069)
Net interest paid	0	0	(312)
Net cash generated from / (used in) financing activities	(1,966)	(1,828)	26,819
Effect of the exchange rate changes	274	(428)	(483)
Net increase / (decrease) in cash and cash equivalents	(13,619)	(19,532)	(33,039)
Cash and cash equivalents at the beginning of the year	84,225	103,756	136,792
Cash and cash equivalents at the end of the year	70,605	84,225	103,756
Summary of changes in working capital [abstract]
Trade receivables and others (excluding rebates related to capital expenditures)	66,111	52,445	48,241
Trade receivables and others (excluding rebates related to capital expenditures), variance	(13,666)	(4,204)
Trade payables and others (excluding payables related to capital expenditures)	(17,018)	(20,911)	(28,573)
Trade payables and others (excluding payables related to capital expenditures), variance	(3,893)	(7,662)
Collaboration liabilities - current and non-current portion	(52,677)	(63,211)	(40,415)
Collaboration liabilities - current and non-current portion, variance	(10,534)	22,796
Deferred revenue - current and non-current portion	(10,483)	(14,481)	(37,913)
Deferred revenue - current and non-current portion, variance	(3,998)	(23,432)
Change in working capital	(14,067)	(46,158)	(58,660)
Change in working capital, variance	€ (32,091)	€ (12,503)	€ (9,885)

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.